Statements of Stockholders’ Equity (USD $)	Common Stock Issued for Services [Member] Common Stock [Member]	Common Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Common Stock Issued for Services [Member]	Preferred Stock Issued for Services [Member] Preferred Stock [Member]	Preferred Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Preferred Stock Issued for Services [Member]	Equity Option [Member] Additional Paid-in Capital [Member]	Equity Option [Member]	Preferred Stock [Member]	Common Stock [Member] Common Stock Issued Pursuant to Joint Venture [Member]	Common Stock [Member] Exercises by Third-parties for Services [Member]	Common Stock [Member] Exercises by Third Parties for Cash [Member]	Common Stock [Member] Common Stock Issued for Services [Member]	Common Stock [Member] Exercise of Warrants for Cash [Member]	Common Stock [Member] Cerro Mining [Member]	Common Stock [Member] Maxxon-OK, Founders [Member]	Common Stock [Member] Maxxon-OK, Third-Party [Member]	Common Stock [Member] Ives, Health Company [Member]	Common Stock [Member] Ives, Health Club [Member]	Common Stock [Member] Ives, Debt [Member]	Common Stock [Member] Clear Image Acquisition Corp [Member]	Common Stock [Member] Third-Party Investors [Member]	Common Stock [Member] Services Rendered by Third Parties [Member]	Common Stock [Member] Exercises by Third Parties for Cash [Member]	Common Stock [Member] Exercises by Third-parties for Services [Member]	Common Stock [Member] Stock Issued for Services [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Common Stock Issued Pursuant to Joint Venture [Member]	Additional Paid-in Capital [Member] Warrants Granted Pursuant to Joint Venture [Member]	Additional Paid-in Capital [Member] Exercises by Third-parties for Services [Member]	Additional Paid-in Capital [Member] Exercises by Third Parties for Cash [Member]	Additional Paid-in Capital [Member] Common Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Exercise of Warrants for Cash [Member]	Additional Paid-in Capital [Member] Cerro Mining [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Founders [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Third-Party [Member]	Additional Paid-in Capital [Member] Ives, Health Company [Member]	Additional Paid-in Capital [Member] Ives, Health Club [Member]	Additional Paid-in Capital [Member] Ives, Debt [Member]	Additional Paid-in Capital [Member] Clear Image Acquisition Corp [Member]	Additional Paid-in Capital [Member] Third-Party Investors [Member]	Additional Paid-in Capital [Member] Services Rendered by Third Parties [Member]	Additional Paid-in Capital [Member] Exercises by Third Parties for Cash [Member]	Additional Paid-in Capital [Member] Exercises by Third-parties for Services [Member]	Additional Paid-in Capital [Member] Services Contributed by Officer and Employees [Member]	Additional Paid-in Capital [Member] Options Granted to Non-employees [Member]	Additional Paid-in Capital [Member] Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Receivables from Stockholder [Member] Exercises by Third Parties for Cash [Member]	Receivables from Stockholder [Member]	Treasury Stock [Member]	Employee Stock Option [Member]	Common Stock Issued Pursuant to Joint Venture [Member]	Warrants Granted Pursuant to Joint Venture [Member]	Exercises by Third-parties for Services [Member]	Exercises by Third Parties for Cash [Member]	Common Stock Issued for Services [Member]	Exercise of Warrants for Cash [Member]	Cerro Mining [Member]	Maxxon-OK, Founders [Member]	Maxxon-OK, Third-Party [Member]	Ives, Health Company [Member]	Ives, Health Club [Member]	Ives, Debt [Member]	Clear Image Acquisition Corp [Member]	Third-Party Investors [Member]	Services Rendered by Third Parties [Member]	Exercises by Third Parties for Cash [Member]	Exercises by Third-parties for Services [Member]	Services Contributed by Officer and Employees [Member]	Options Granted to Non-employees [Member]	Stock Issued for Services [Member]	Warrant [Member]	Total
Balance at Aug. 15, 1996
Business Acquisition															$ 27	$ 350	$ 29	$ 16	$ 2																$ 273	$ 6,650	$ 574,448	$ 311,246	$ 34,998																							$ 300	$ 7,000	$ 574,477	$ 311,262	$ 35,000
Business Acquisition, Shares (in Shares)															26,550	350,000	28,900	15,562	1,750
Convertible Debt																				1								3												26,999										128,997																	27,000										129,000
Convertible Debt, Shares (in Shares)																				926								3,225
Subscriptions																												2																						69,798			(69,800)
Subscriptions, Shares (in Shares)																												2,638
Issued for Services																							4																				173,423																											173,427
Issued for Services, Shares (in Shares)																							4,525
Debentures																												5																						74,995																											75,000
Debentures, Shares (in Shares)																												5,134
Net Income																																																			(795,376)																										(795,376)
Issued for Cash																						11																				353,709																											353,720
Issued for Cash, shares (in Shares)																						10,928
Balance at Dec. 31, 1997																												450																						1,755,536	(795,376)		(69,800)																								890,810
Balance, Shares (in Shares) at Dec. 31, 1997																												450,138
Convertible Debt																												2																						54,998																											55,000
Convertible Debt, Shares (in Shares)																												2,241
Subscriptions																																																					69,800																								69,800
Issued for Services																							49																				574,499			114,154																								574,548			114,154
Issued for Services, Shares (in Shares)																							49,400
Compensation Cost																																															918,187																											918,187
Debentures																												27																						274,973																											275,000
Debentures, Shares (in Shares)																												27,429
Net Income																																																			(2,584,383)																										(2,584,383)
Issued for Cash																						3						18														90,997								332																			91,000								350
Issued for Cash, shares (in Shares)																						2,500						17,500
Certificates canceled																												(4)																						(40,261)																											(40,265)
Certificates canceled (in Shares)																												(4,579)
Exercises of Options																								27	1																			359,873	18,099																										359,900	18,100
Exercises of Options, Shares (in Shares)																								27,293	1,207
Balance at Dec. 31, 1998																												573																						4,121,387	(3,379,759)																										742,201
Balance, Shares (in Shares) at Dec. 31, 1998																												573,129
Issued for Services																							8																				166,735			280,000																								166,743			280,000
Issued for Services, Shares (in Shares)																							8,203
Compensation Cost																																															89,728																											89,728
Net Income																																																			(1,014,555)																										(1,014,555)
Issued for Cash																						20																				342,404																											342,424
Issued for Cash, shares (in Shares)																						19,535
Issuance Cost																																																		(16,743)																											(16,743)
Exercises of Options																								15																				149,985																											150,000
Exercises of Options, Shares (in Shares)																								15,000
Balance at Dec. 31, 1999																												616																						5,133,496	(4,394,314)																										739,798
Balance, Shares (in Shares) at Dec. 31, 1999																												615,867
Issued for Services																																																		405,000																											405,000
Net Income																																																			(1,347,859)																										(1,347,859)
Issued for Cash																						43																				250,345																											250,388
Issued for Cash, shares (in Shares)																						43,139
Balance at Dec. 31, 2000																												659																						5,788,841	(5,742,173)																										47,327
Balance, Shares (in Shares) at Dec. 31, 2000																												659,006
Convertible Debt																												3																						7,497																											7,500
Convertible Debt, Shares (in Shares)																												2,500
Issued for Services																							23			10																	422,427					1,487,690																						422,450					1,487,700
Issued for Services, Shares (in Shares)																							22,500			10,000
Amortization of Compensation Cost																																																		(1,048,754)																											(1,048,754)
Net Income																																																			(2,199,085)																										(2,199,085)
Issued for Cash																						328						183														1,604,372								547,317			(547,500)																1,604,700
Issued for Cash, shares (in Shares)																						327,917						182,500
Issuance Cost																																																		(85,575)																											(85,575)
Balance at Dec. 31, 2001																												1,206																						8,723,815	(7,941,258)		(547,500)																								236,263
Balance, Shares (in Shares) at Dec. 31, 2001																												1,204,423
Convertible Debt																																																					102,803																								102,803
Compensation Cost																										60																						324,440																											324,500
Compensation Cost, Shares (in Shares)																										60,000
Net Income																																																			(1,933,676)																										(1,933,676)
Issued for Cash																						181																				362,319																											362,500
Issued for Cash, shares (in Shares)																						181,250
Issuance Cost																																																		759,795																											759,795
Exercises of Options																												100																						(100)
Exercises of Options, Shares (in Shares)																												100,341
Balance at Dec. 31, 2002																												1,547																						10,170,269	(9,874,934)		(444,697)																								(147,815)
Balance, Shares (in Shares) at Dec. 31, 2002																												1,546,014
Convertible Debt																																																					69,201																								69,201
Amortization of Compensation Cost																																																		288,959																											288,959
Compensation Cost																												350																						139,650																											140,000
Compensation Cost, Shares (in Shares)																												350,000
Net Income																																																			(1,391,518)																										(1,391,518)
Issuance Cost																												200																						79,800																											80,000
Issuance Cost, Shares (in Shares)																												200,000
Exercises of Options																												57																						140,643																											140,700
Exercises of Options, Shares (in Shares)																												57,000
Balance at Dec. 31, 2003																												2,154																						10,819,321	(11,266,452)		(375,496)																								(820,473)
Balance, Shares (in Shares) at Dec. 31, 2003																												2,153,014
Convertible Debt																																																					18,750																								18,750
Issued for Services																										1,643																						912,357																											914,000
Issued for Services, Shares (in Shares)																										1,642,500
Net Income																																																			(1,552,008)																										(1,552,008)
Issued for Cash																						5																				4,995																											5,000
Issued for Cash, shares (in Shares)																						5,000
Exercises of Options																												293																						253,807																											254,100
Exercises of Options, Shares (in Shares)																												293,300
Exercise of Warrants																												73																						73,027			(1,000)																								72,100
Exercise of Warrants, Shares (in Shares)																												73,100
Balance at Dec. 31, 2004																												4,168																						12,063,507	(12,818,460)		(357,746)																								(1,108,531)
Balance, Shares (in Shares) at Dec. 31, 2004																												4,166,914
Business Acquisition										292																			137,541	499,733																										137,833	499,733
Business Acquisition, Shares (in Shares)										291,667
Subscriptions																												260																						33,740			(34,000)
Subscriptions, Shares (in Shares)																												260,000
Issued for Services																										1,063																						475,437																											476,500
Issued for Services, Shares (in Shares)																										1,062,500
Compensation Cost																																																		130,900																											130,900
Reclassification of receivables against amounts owed																																																					357,746																								357,746
Net Income																																																			(1,310,783)																										(1,310,783)
Issued for Cash																						652																				290,048																											290,700
Issued for Cash, shares (in Shares)																						651,959
Exercises of Options																												90																						44,910																											45,000
Exercises of Options, Shares (in Shares)																												90,000
Balance at Dec. 31, 2005																												6,525																						13,675,816	(14,129,243)		(34,000)																								(480,902)
Balance, Shares (in Shares) at Dec. 31, 2005																												6,523,040
Subscriptions																																																					34,000																								34,000
Issued for Services	275	107,225	107,500	1,000	19,000	20,000
Issued for Services, Shares (in Shares)	275,000			1,000,000
Capital contributed by shareholder																																																		3,000																											3,000
Compensation Cost																																																		50,000																											50,000
Debentures																																																		(625,066)																											(625,066)
Treasury Stock																												(25)																						(12,475)																											(12,500)
Treasury Stock, shares (in Shares)																												(25,000)
Net Income																																																			(598,302)																										(598,302)
Exercises of Options											50	150																			950	74,850																										1,000	75,000
Exercises of Options, Shares (in Shares)											50,000	150,000
Exercise of Warrants																												300																						5,700																											6,000
Exercise of Warrants, Shares (in Shares)																												300,000
Balance at Dec. 31, 2006									1,000																			7,275																						13,299,000	(14,727,545)																										(1,420,270)
Balance, Shares (in Shares) at Dec. 31, 2006									1,000,000																			7,273,040
Business Acquisition																					8,274																				3,301,241																											3,309,515
Business Acquisition, Shares (in Shares)																					8,273,788
Issued for Services																										1,225																						388,775																											390,000
Issued for Services, Shares (in Shares)																										1,225,000
Issuance of restricted stock																												40																						9,960																											10,000
Issuance of restricted stock (in Shares)																												40,000
Compensation Cost																																																		223,246																											223,246
Net Income																																																			(4,475,017)																										(4,475,017)
Issued for Cash																												845																						299,155																											300,000
Issued for Cash, shares (in Shares)																												845,000
Exercises of Options												125																				9,875																											10,000
Exercises of Options, Shares (in Shares)												125,000
Exercise of Warrants																											346																						6,568																											6,914
Exercise of Warrants, Shares (in Shares)																											345,662
Balance at Dec. 31, 2007									1,000																			18,130																						17,537,820	(19,202,562)																										(1,645,612)
Balance, Shares (in Shares) at Dec. 31, 2007									1,000,000																			18,127,490
Business Acquisition																					43																				12,164																											12,207
Business Acquisition, Shares (in Shares)																					43,600
Convertible Debt																												271																						132,759																											133,030
Convertible Debt, Shares (in Shares)																												271,491
Issued for Services											1,419																				258,501																											259,920
Issued for Services, Shares (in Shares)											1,419,704
Compensation Cost																																																		342,801																											342,801
Acquired deficit of former Minority interest now Owned 100%																																																		(209,776)																											(209,776)
Net Income																																																			(1,335,154)																										(1,335,154)
Issued for Cash																												4,722																						300,101																											304,823
Issued for Cash, shares (in Shares)																												4,720,978
Exercises of Options												2,300																				395,317																											397,617
Exercises of Options, Shares (in Shares)												2,300,000
Balance at Dec. 31, 2008									1,000																			26,885																						18,769,687	(20,537,716)																										(1,740,144)
Balance, Shares (in Shares) at Dec. 31, 2008									1,000,000																			26,883,193
Convertible Debt																												667																						306,074																											306,741
Convertible Debt, Shares (in Shares)																												667,000
Issued for Services				500	249,500	250,000
Issued for Services, Shares (in Shares)				500,000
Compensation Cost																																																		1,452,231																											1,452,231
Acquired deficit of former Minority interest now Owned 100%																																																		(17,998)																											(17,998)
Net Income																																																			(2,463,751)																										(2,463,751)
Issued for Cash																												5,946																						1,396,188																											1,402,134
Issued for Cash, shares (in Shares)																												5,946,446
Exercises of Options												171	1,530																			13,529	346,770																										13,700	348,300
Exercises of Options, Shares (in Shares)												171,250	1,530,000
Balance at Dec. 31, 2009									1,500																			35,199																						22,515,981	(23,001,467)																										(448,787)
Balance, Shares (in Shares) at Dec. 31, 2009									1,500,000																			35,197,959
Convertible Debt																												400																						530,356																											530,756
Convertible Debt, Shares (in Shares)																												399,441
Issued for Services	2,194	558,578	560,772
Issued for Services, Shares (in Shares)	2,194,891
Treasury Stock																																																						(969)																							(969)
Net Income																																																			(3,231,425)																										(3,231,425)
Issued for Cash																												4,810																						1,525,181																											1,529,991
Issued for Cash, shares (in Shares)																												4,810,287
Exercises of Options												150																				37,350																											37,500
Exercises of Options, Shares (in Shares)												150,000
Exercise of Warrants														117																				58,583																											58,700
Exercise of Warrants, Shares (in Shares)														117,400
Balance at Dec. 31, 2010									1,500																			42,870																						25,226,029	(26,232,892)			(969)																							(963,462)
Balance, Shares (in Shares) at Dec. 31, 2010									1,500,000																			42,869,978
Business Acquisition																												656																						201,915																											202,571
Business Acquisition, Shares (in Shares)																												656,015
Convertible Debt																												3,191																						959,105																											962,296
Convertible Debt, Shares (in Shares)																												3,191,367
From convertible debt beneficial conversion feature																																																		94,624																											94,624
Issued for Services	1,514	479,586	481,100
Issued for Services, Shares (in Shares)	1,513,874
Treasury Stock																												(169)																										969																							800
Treasury Stock, shares (in Shares)																												(169,628)
Issuance of unexercised options																																																		863,426																											863,426
Net Income																																																			(4,541,518)																										(4,541,518)
Exercises of Options												6,668																				1,672,752																				(25,000)							1,654,420
Exercises of Options, Shares (in Shares)												6,668,000
Preferred stock forfeited									(500)																																									500
Preferred stock forfeited (in Shares)									(500,000)
Balance at Dec. 31, 2011									1,000																			54,730																						29,497,937	(30,774,410)		(25,000)																								(1,245,743)
Balance, Shares (in Shares) at Dec. 31, 2011									1,000,000																			54,729,606
Exercise of Options and Warants for Cash												1,235																				303,040																				(46,000)							258,275
Exercise of Options and Warants for Cash (in shares) (in Shares)												1,235,000
Convertible Debt																												13,669																						2,305,103																											2,318,772
Convertible Debt, Shares (in Shares)																												13,669,072																																																	13,669,072
Common stock issued for indemnification settlement																												400																						140,160																											140,560
Common stock issued for indemnification settlement (in Shares)																												400,000
From convertible debt beneficial conversion feature																																																		237,774																											237,774
Issued for Services	2,751	513,360	516,111				974,961	974,961
Issued for Services, Shares (in Shares)	2,751,229																																																																												2,751,229
Warrants Issued with Convertible Notes Payable																																																		347,097																											347,097
Compensation Cost																																																																													1,491,072
Net Income																																																			(7,164,311)																										(7,164,311)
Exercises of Options, Shares (in Shares)																																																																													575,000
Balance at Dec. 31, 2012									1,000																			72,785																						34,319,432	(37,938,721)		(71,000)																								(3,616,504)
Balance, Shares (in Shares) at Dec. 31, 2012									1,000,000																			72,784,907
Exercise of Options and Warants for Cash												2,600																				136,900																											139,500
Exercise of Options and Warants for Cash (in shares) (in Shares)												2,600,000
Convertible Debt																												13,753																						353,246																											366,999
Convertible Debt, Shares (in Shares)																												13,753,045																																																	13,753,045
Common stock pledged as collateral																												9,375																						(9,375)																											9,375
Common stock pledged as collateral (in Shares)																												9,375,000
Common stock cancelled																												(267)																						267																											(267)
Common stock cancelled (in Shares)																												(266,666)
From convertible debt beneficial conversion feature																																																		170,639																											170,639
Common stock issued to settle accounts payable and accrued liabilities																												4,417																						246,057																											250,474
Common stock issued to settle accounts payable and accrued liabilities (in Shares)																												4,416,617
Issued for Services	4,376	355,127	359,503																																															1,227,752					1,227,752																						609,977
Issued for Services, Shares (in Shares)	4,376,131
Warrants issued for services																																																		74,915																											74,915
Warrants Issued with Convertible Notes Payable																																																		2,588																											2,588
Warrant modification																																																		210,373																											210,373
Compensation Cost																																																																													1,662,170
Net Income																																																			(6,424,539)																										(6,424,539)
Exercises of Options, Shares (in Shares)																																																																													2,500,000
Balance at Dec. 31, 2013									1,000																			107,039																						37,087,921	(44,363,260)		(71,000)																								(7,238,300)
Balance, Shares (in Shares) at Dec. 31, 2013									1,000,000																			107,039,034
From convertible debt beneficial conversion feature																																																																													297,819
Common stock issued to settle accounts payable and accrued liabilities																												33,265
Common stock issued to settle accounts payable and accrued liabilities (in Shares)																												1,288,250
Issued for Services																												36,000
Issued for Services, Shares (in Shares)																												1,000,000
Compensation Cost																																																																													117,478
Net Income																																																																													(1,903,455)
Exercises of Options																												$ 20,000
Exercises of Options, Shares (in Shares)																												1,000,000																																																	(1,000,000)
Balance at Jun. 30, 2014